Summary of Pro Forma Financial Information (Details) - Peak Bio [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Reported [Member]
Related Party Transaction [Line Items]
Net loss	$ (2,895)	$ (16,019)	$ (19,791)	$ (10,008)
Pro Forma [Member]
Related Party Transaction [Line Items]
Net loss	$ (4,387)	$ (21,107)	$ (23,791)	$ (19,851)